Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent event [abstract]
Subsequent event
34	Subsequent event

A dividend in respect of the year ended 31 December 2017 of RMB 0.3 per share, amounting to a total dividend of RMB 3,247,144 thousands, was proposed by the Board of Directors on 20 March 2018.

The second tranche of the Share Option Incentive Scheme was exercised at RMB 3.85 yuan per share on 12 January 2018. Total amount to 9,636,900 shares was subscribed by 185 grantees.